Parent Company Only Financial Information - Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net loss:	$ 73	$ (151)	$ 227	$ (504)	$ (2,231)	$ (2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in other assets			891	(148)	(1,114)	50
Stock-based compensation expense			425		171	136
Net cash (used in) provided by operating activities			(951)	428	639	2,260
Cash flows from investing activities:
Cash received in acquisition				(20,111)	15,424
Net cash (used in) provided by investing activities			(44,778)	(23,094)	29,159	(29,269)
Cash flows from financing activities:
Net proceeds received from stock issuance					11,359	37,399
Payment of Dividend to Preferred Stock					(14)
Net cash provided by financing activities			9,860	26,461	9,067	36,434
Net (Decrease) Increase in Cash			(35,869)	3,795	38,865	9,425
Cash and cash equivalents at beginning of period			59,344	20,479	20,479	11,054
Cash and cash equivalents at end of period	$ 23,475	$ 24,274	23,475	24,274	59,344	20,479
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes			(196)	(9)	108
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss:					(2,231)	(2,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiary					1,434	2,386
Change in other assets					(297)	(3,307)
Change in accrued expenses and other liabilities					41	33
Stock-based compensation expense					220
Net cash (used in) provided by operating activities					(833)	(3,349)
Cash flows from investing activities:
Dividends received from subsidiary					18,800
Cash received in acquisition					(34,676)
Investment to bank subsidiary, net ESOP						(17,015)
Net cash (used in) provided by investing activities					(15,876)	(17,015)
Cash flows from financing activities:
Net proceeds received from stock issuance					11,359	37,399
Payment of Dividend to Preferred Stock					(14)
Net cash provided by financing activities					11,345	37,399
Net (Decrease) Increase in Cash					(5,364)	17,035
Cash and cash equivalents at beginning of period			$ 11,671	$ 17,035	17,035
Cash and cash equivalents at end of period					11,671	17,035
Accumulated other comprehensive loss, net change in unrealized gain on securities available for sale, net of taxes					(108)
Employee stock option expense from subsidiary					371
Employee stock ownership plan expense from subsidiary					$ 171	$ 136